Financial liabilities (Details Narrative) $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CAD ($)	Dec. 31, 2025 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 CZK (Kč)
IfrsStatementLineItems [Line Items]
Purchase of computer equipment	$ 70,000			$ 166,000
Bank loan | Kč						Kč 567
Interest rate						7.21%
Installment payments			$ 22,000
Repayment description	Repayment is to be made in quarterly installments equal to the lesser of 20% of the funding amount or 25% of the prior quarter’s sales.	Repayment is to be made in quarterly installments equal to the lesser of 20% of the funding amount or 25% of the prior quarter’s sales.
Sales	$ 0
cash settlement		$ 60
Outstanding lease obligation		$ 240
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Purchase of computer equipment			$ 524,000		$ 337,000
Loan payable description					The Company paid a down payment of $27 and financed $240 at a 12.21% interest rate per annum with a monthly payment of $8 and $70 at a 13.00% interest rate per annum with a monthly payment of $2. Each loan is for 36 months.